Related party transactions (Details) - Oxford University Innovation Limited - GBP (£)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Fees paid to related party	£ 0	£ 24,000
Amounts payable to related party	£ 0	£ 12,000